Shareholder Report, Holdings (Details) - C000032332	Jun. 30, 2025
City of Los Angeles Wastewater System RevenueFR_53945CJY7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
City of Philadelphia Water & Wastewater RevenueFR_717893H87
Holdings [Line Items]
Percent of Net Asset Value	1.20%
New Jersey Educational Facilities AuthorityFR_646066F47
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Chicago O'Hare International AirportFR_167593WQ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Kentucky State Property & Building CommissionFR_49151FTM2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pennsylvania Turnpike Commission Oil Franchise Tax RevenueFR_709221VE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
City of Tampa Water & Wastewater System RevenueFR_875291BP0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
County of BaltimoreFR_05914GDD7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Chicago O'Hare International AirportFR_167593M58
Holdings [Line Items]
Percent of Net Asset Value	0.70%
City of Chicago Wastewater Transmission RevenueFR_167727C61
Holdings [Line Items]
Percent of Net Asset Value	0.60%
New York
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Texas
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Florida
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.40%
New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.40%
California
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Washington
Holdings [Line Items]
Percent of Net Asset Value	4.70%
District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.90%